Business combinations (Tables)	9 Months Ended
Sep. 30, 2020
Business combinations
Disclosure of detailed information about business combination [text block]

Fair value
recognized on
DKK thousand	acquisition
Assets
Physician Relationship	68,459
V-Go IP	13,692
Property, plant and equipment	41,138
Right-of-use assets	14,299
Inventories	55,796
Trade receivables	50,603
Other assets	10,132
Cash and cash equivalents	66

Liabilities
Trade payables	-4,050
Deferred tax liabilities	-11,880
Lease liabilities	-14,046
Other liabilities	-19,792

Total identifiable net assets at fair value	204,417

Bargain purchase recognized	-36,692
Purchase consideration transferred	167,725

Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary (included in cash flows from investing activities)	66
Cash paid	-167,725
Net cash flow on acquisition	-167,659